UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-03391

                          CENTENNIAL GOVERNMENT TRUST
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
              (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
           TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                         Date of fiscal year end: JUNE

                      Date of reporting period: 06/30/2006

ITEM 1. REPORTS TO STOCKHOLDERS.

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Trust, you incur ongoing costs, including management fees; service fees and other Trust expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


                         5 | CENTENNIAL GOVERNMENT TRUST

FUND EXPENSES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             BEGINNING         ENDING            EXPENSES
                             ACCOUNT           ACCOUNT           PAID DURING
                             VALUE             VALUE             6 MONTHS ENDED
                             (1/1/06)          (6/30/06)         JUNE 30, 2006
--------------------------------------------------------------------------------
Actual                       $1,000.00         $1,019.80         $3.69
--------------------------------------------------------------------------------
Hypothetical                  1,000.00          1,021.14          3.70

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Trust's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratio based on the 6-month period ended June 30, 2006 is as follows:

EXPENSE RATIO
-------------
    0.74%

--------------------------------------------------------------------------------


                         6 | CENTENNIAL GOVERNMENT TRUST

STATEMENT OF INVESTMENTS  June 30, 2006
--------------------------------------------------------------------------------

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES--82.3%
--------------------------------------------------------------------------------
FNMA Master Credit Facility:
4.92%, 7/3/06                                    $ 10,902,153    $   10,899,173
4.98%, 7/3/06                                      50,000,000        49,986,167
5.25%, 8/1/06                                      23,420,000        23,320,952
--------------------------------------------------------------------------------
Federal Home Loan Bank:
5.14%, 7/14/06                                    124,000,000       123,769,927
5.16%, 7/19/06                                     50,000,000        49,871,000
5.175%, 7/21/06                                   100,000,000        99,712,500
5.50%, 7/13/07                                     25,000,000        25,000,000
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
5.16%, 7/18/06                                     50,000,000        49,878,167
5.375%, 6/4/07                                    100,000,000       100,000,000
--------------------------------------------------------------------------------
Federal National Mortgage Assn.:
5%, 7/5/06                                        310,907,000       310,734,274
5.20%, 8/7/06                                     100,000,000        99,465,556
--------------------------------------------------------------------------------
Overseas Private Investment Corp.:
4.82%, 1/20/07 1,2                                    500,000           500,167
4.845%, 7/20/06 1,2                                 2,810,117         2,824,747
                                                                 ---------------
Total U.S.
Government Agencies
(Cost $945,962,630)                                                 945,962,630

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--19.8%
--------------------------------------------------------------------------------
Repurchase agreement (Principal Amount/
Value $150,000,000, with a maturity value
of $150,066,125) with Bear Stearns & Co.,
Inc., 5.29%, dated 6/30/06, to be repurchased
at $150,066,125 on 7/3/06, collateralized
by Federal Home Loan Mortgage Corp.,
6%, 2/1/36-3/1/36, with a value of
$154,635,800 3
(Cost $150,000,000)                               150,000,000       150,000,000

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS Continued
--------------------------------------------------------------------------------
Repurchase agreement (Principal Amount/
Value $77,000,000, with a maturity value
of $77,030,479) with UBS Warburg LLC,
4.75%, dated 6/30/06, to be repurchased
at $77,030,479 on 7/3/06, collateralized
by Federal National Mortgage Assn.,
5%, 7/1/33, with a value of
$78,796,802
(Cost $77,000,000)                               $ 77,000,000    $   77,000,000
                                                                 ---------------
Total Repurchase Agreements
(Cost $227,000,000)                                                 227,000,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $1,172,962,630)                                   102.1%    1,172,962,630
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS
OF OTHER ASSETS                                          (2.1)      (24,289,690)
                                                 -------------------------------
NET ASSETS                                              100.0%   $1,148,672,940
                                                 ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Illiquid security. The aggregate value of illiquid securities as of June 30, 2006 was $3,324,914, which represents 0.29% of the Trust's net assets. See Note 4 of accompanying Notes.

2. Represents the current interest rate for a variable or increasing rate security.

3. The Trust may have elements of risk due to concentrated investments. Such concentrations may subject the Trust to additional risks.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         7 | CENTENNIAL GOVERNMENT TRUST

STATEMENT OF ASSETS AND LIABILITIES  June 30, 2006
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (including cost and market value of $227,000,000 in repurchase
agreements) (cost $1,172,962,630)--see accompanying statement of investments           $1,172,962,630
------------------------------------------------------------------------------------------------------
Cash                                                                                          552,638
------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                      912,059
Other                                                                                          68,814
                                                                                       ---------------
Total assets                                                                            1,174,496,141

------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                      23,320,953
Dividends                                                                                   1,635,362
Shares of beneficial interest redeemed                                                        623,207
Distribution and service plan fees                                                            106,503
Transfer and shareholder servicing agent fees                                                  60,454
Shareholder communications                                                                     39,718
Trustees' compensation                                                                          9,223
Other                                                                                          27,781
                                                                                       ---------------
Total liabilities                                                                          25,823,201

------------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $1,148,672,940
                                                                                       ===============

------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------
Paid-in capital                                                                        $1,148,677,462
------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                   (4,522)
                                                                                       ---------------
NET ASSETS--applicable to 1,148,665,106 shares of beneficial interest outstanding      $1,148,672,940
                                                                                       ===============

------------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                        $1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        8 | CENTENNIAL GOVERNMENT TRUST

STATEMENT OF OPERATIONS  For the Year Ended June 30, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                            $49,826,382

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       5,392,083
--------------------------------------------------------------------------------
Service plan fees                                                     2,381,973
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                           762,148
--------------------------------------------------------------------------------
Shareholder communications                                               83,087
--------------------------------------------------------------------------------
Trustees' compensation                                                    9,012
--------------------------------------------------------------------------------
Custodian fees and expenses                                               5,564
--------------------------------------------------------------------------------
Administration service fees                                               1,500
--------------------------------------------------------------------------------
Other                                                                   154,490
                                                                    ------------
Total expenses                                                        8,789,857

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                41,036,525

--------------------------------------------------------------------------------
NET REALIZED LOSS ON INVESTMENTS                                           (375)

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $41,036,150
                                                                    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         9 | CENTENNIAL GOVERNMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                                                                   2006                2005
--------------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------------
Net investment income                                                            $   41,036,525      $   19,140,213
--------------------------------------------------------------------------------------------------------------------
Net realized loss                                                                          (375)             (1,140)
                                                                                 -----------------------------------
Net increase in net assets resulting from operations                                 41,036,150          19,139,073

--------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                                (41,036,525)        (19,140,213)

--------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from beneficial interest transactions          (77,431,554)       (202,018,576)

--------------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------------
Total decrease                                                                      (77,431,929)       (202,019,716)
--------------------------------------------------------------------------------------------------------------------
Beginning of period                                                               1,226,104,869       1,428,124,585
                                                                                 -----------------------------------
End of period                                                                    $1,148,672,940      $1,226,104,869
                                                                                 ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        10 | CENTENNIAL GOVERNMENT TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                                    2006            2005            2004         2003          2002
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $ 1.00          $ 1.00          $ 1.00       $ 1.00        $ 1.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations--
net investment income and net realized gain             .03 1           .01 1            -- 2        .01           .02
------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.03)           (.01)             -- 2       (.01)         (.02)
Distributions from net realized gain                     --              --              --           --            -- 2
                                                     -------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.03)           (.01)             -- 2       (.01)         (.02)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $ 1.00          $ 1.00          $ 1.00       $ 1.00        $ 1.00
                                                     ===================================================================

------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                         3.54%           1.45%           0.48%        1.15%         1.92%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)              $1,149          $1,226          $1,428       $1,776        $1,548
------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                     $1,192          $1,360          $1,628       $1,744        $1,585
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                  3.44%           1.41%           0.49%        1.14%         1.90%
Total expenses                                         0.74%           0.73%           0.71%        0.70%         0.71%
Expenses after payments and waivers
and reduction to custodian expenses                    0.74%           0.73%           0.60%        0.38%         0.63%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on trust distributions or the redemption of trust shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        11 | CENTENNIAL GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Centennial Government Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust's investment objective is to seek a high level of current income that is consistent with the preservation of capital and the maintenance of liquidity. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a wholly owned subsidiary of OppenheimerFunds, Inc. (OFI).

      The following is a summary of significant accounting policies consistently followed by the Trust.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day the New York Stock Exchange (the "Exchange") is open for trading. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS. The Trust requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Trust may be delayed or limited.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Trust intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Trust must satisfy under the income tax regulations, losses the Trust may be able to offset against income and gains realized in future years for federal income tax purposes.

             UNDISTRIBUTED NET        UNDISTRIBUTED         ACCUMULATED LOSS
             INVESTMENT INCOME       LONG-TERM GAIN     CARRYFORWARD 1,2,3,4
             ---------------------------------------------------------------
                    $1,658,516                  $--                   $4,521

1. As of June 30, 2006, the Trust had $4,372 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of June 30, 2006, details of the capital loss carryforwards were as follows:

                                 EXPIRING
                                 ------------------------
                                 2012              $2,556
                                 2013                 826
                                 2014                 990
                                                   ------
                                 Total             $4,372
                                                   ======

2. As of June 30, 2006, the Trust had $149 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2015.


                        12 | CENTENNIAL GOVERNMENT TRUST

3. During the fiscal year ended June 30, 2006, the Trust did not utilize any capital loss carryforward.

4. During the fiscal year ended June 30, 2005, the Trust did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Trust.

The tax character of distributions paid during the years ended June 30, 2006 and June 30, 2005 was as follows:

                                      YEAR ENDED      YEAR ENDED
                                   JUNE 30, 2006   JUNE 30, 2005
     -----------------------------------------------------------
     Distributions paid from:
     Ordinary income                 $41,036,525     $19,140,213

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Trust. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Trust or in other Oppenheimer funds selected by the Trustee. The Trust purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Trust asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Trust, and will not materially affect the Trust's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Trust on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Trust pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Trust, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Trust during the period. At June 30, 2006, the Trust had $118 of such earnings on cash


                        13 | CENTENNIAL GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

balances available to offset future custodian fees or interest expenses incurred during the next fiscal year.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Trust's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                        YEAR ENDED JUNE 30, 2006              YEAR ENDED JUNE 30, 2005
                                    SHARES                AMOUNT            SHARES              AMOUNT
-------------------------------------------------------------------------------------------------------
Sold                         3,156,872,109      $  3,156,872,109     3,341,809,705      $3,341,809,705
Dividends and/or
distributions reinvested        40,099,375            40,094,357        18,167,967          18,167,967
Redeemed                    (3,274,398,020)       (3,274,398,020)   (3,561,996,248)     (3,561,996,248)
                            ---------------------------------------------------------------------------
Net decrease                   (77,426,536)     $    (77,431,554)     (202,018,576)     $ (202,018,576)
                            ===========================================================================

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an average annual rate as shown in the following table:

             FEE SCHEDULE
             -----------------------------------------------
             Up to $250 million of net assets         0.500%
             Next $250 million of net assets          0.475
             Next $250 million of net assets          0.450
             Next $250 million of net assets          0.425
             Next $250 million of net assets          0.400
             Next $250 million of net assets          0.375
             Over $1.5 billion of net assets          0.350


                        14 | CENTENNIAL GOVERNMENT TRUST

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Trust pays the Manager a fee of $1,500 per year for preparing and filing the Trust's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI a per account fee. For the year ended June 30, 2006, the Trust paid $771,218 to SSI for services to the Trust.

--------------------------------------------------------------------------------
SERVICE PLAN (12B-1) FEES. The Trust has adopted a service plan. It reimburses Centennial Asset Management Corporation, the Distributor, for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made periodically, depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold shares of the Trust. Fees incurred by the Trust under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Trust. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
4. ILLIQUID SECURITIES

As of June 30, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Trust will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


                        15 | CENTENNIAL GOVERNMENT TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF CENTENNIAL GOVERNMENT TRUST:

We have audited the accompanying statement of assets and liabilities of Centennial Government Trust, including the statement of investments, as of June 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Centennial Government Trust as of June 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado

August 8, 2006


                        16 | CENTENNIAL GOVERNMENT TRUST

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2007, if applicable, shareholders of record will receive information regarding all taxable dividends and distributions paid to them by the Trust during calendar year 2006. Regulations of the U.S. Treasury Department require the Trust to report this information to the Internal Revenue Service.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Trust to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                        17 | CENTENNIAL GOVERNMENT TRUST

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Trust votes proxies relating to securities ("portfolio proxies") held by the Trust. A description of the Trust's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.525.7048, (ii) on the Trust's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Trust is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Trust's voting record is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Trust files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Trust's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                        18 | CENTENNIAL GOVERNMENT TRUST

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE    PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
TRUST, LENGTH OF SERVICE, AGE      HELD; NUMBER OF PORTFOLIOS IN THE TRUST COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                        THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                           COLORADO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR
                                   HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,              Chairman of the following private mortgage banking companies: Cherry Creek Mortgage
Chairman of the Board of           Company (since 1991), Centennial State Mortgage Company (since 1994), and The El
Trustees (since 2003),             Paso Mortgage Company (since 1993); Chairman of the following private companies:
Trustee (since 2000)               Ambassador Media Corporation (since 1984) and Broadway Ventures (since 1984);
Age: 69                            Director of the following: Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992), Campus Crusade for Christ (since 1991) and The Lynde and
                                   Harry Bradley Foundation, Inc. (non-profit organization) (since 2002); former
                                   Chairman of the following: Transland Financial Services, Inc. (private mortgage banking company) (1997-2003), Great Frontier Insurance (insurance agency)
                                   (1995-2000), Frontier Real Estate, Inc. (residential real estate brokerage)
                                   (1994-2000) and Frontier Title (title insurance agency) (1995-2000); former
                                   Director of the following: UNUMProvident (insurance company) (1991-2004), Storage
                                   Technology Corporation (computer equipment company) (1991-2003) and International
                                   Family Entertainment (television channel) (1992-1997); U.S. Senator (January
                                   1979-January 1991). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                    Director and President of A.G. Edwards Capital, Inc. (General Partner of private
Trustee (since 1990)               equity funds) (until February 2001); Chairman, President and Chief Executive
Age: 75                            Officer of A.G. Edwards Capital, Inc. (until March 2000); Director of A.G. Edwards
                                   & Sons, Inc. (brokerage company) (until 2000) and A.G. Edwards Trust Company
                                   (investment adviser) (until 2000); Vice Chairman and Director of A.G. Edwards, Inc.
                                   (until March 1999); Vice Chairman of A.G. Edwards & Sons, Inc. (until March 1999);
                                   Chairman of A.G. Edwards Trust Company (until March 1999) and A.G.E. Asset
                                   Management (investment adviser) (until March 1999). Oversees 38 portfolios in the
                                   OppenheimerFunds complex.

GEORGE C. BOWEN,                   Assistant Secretary and Director of the Manager (December 1991-April 1999);
Trustee (since 1998)               President, Treasurer and Director of Centennial Capital Corporation (June 1989-
Age: 69                            April 1999); Chief Executive Officer and Director of MultiSource Services, Inc.
                                   (March 1996-April 1999); Mr. Bowen held several positions with OppenheimerFunds,
                                   Inc. and with subsidiary or affiliated companies of OppenheimerFunds, Inc.
                                   (September 1987-April 1999). Oversees 38 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,                 Member of The Life Guard of Mount Vernon (George Washington historical site) (since
Trustee (since 2000)               June 2000); Director of Genetic ID, Inc. (biotech company) (March 2001-May 2002);
Age: 67                            Partner at PricewaterhouseCoopers LLP (accounting firm) (July 1974-June 1999);
                                   Chairman of Price Waterhouse LLP Global Investment Management Industry Services
                                   Group (accounting firm) (July 1994-June 1998). Oversees 38 portfolios in the
                                   OppenheimerFunds complex.

JON S. FOSSEL,                     Director of UNUMProvident (insurance company) (since June 2002); Director of
Trustee (since 1990)               Northwestern Energy Corp. (public utility corporation) (since November 2004);
Age: 64                            Director of P.R. Pharmaceuticals (October 1999-October 2003); Director of Rocky
                                   Mountain Elk Foundation (non-profit organization) (February 1998- February 2003 and since February 2005); Chairman and Director (until October 1996) and President and
                                   Chief Executive Officer (until October 1995) of OppenheimerFunds, Inc.; President,
                                   Chief Executive Officer and Director of the


                        19 | CENTENNIAL GOVERNMENT TRUST

TRUSTEES AND OFFICERS  Unaudited / Continuedc
--------------------------------------------------------------------------------

JON S. FOSSEL,                     following: Oppenheimer Acquisition Corp. ("OAC") (parent holding company of
Continued                          OppenheimerFunds, Inc.), Shareholders Services, Inc. and Shareholder Financial
                                   Services, Inc. (until October 1995). Oversees 38 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                      Director of Colorado Uplift (charitable organization) (since September 1984). Mr.
Trustee (since 1996)               Freedman held several positions with OppenheimerFunds, Inc. and with sub sidiary or
Age: 65                            affiliated companies of OppenheimerFunds, Inc. (until October 1994). Oversees 38 portfolios in the OppenheimerFunds complex.

BEVERLY L. HAMILTON,               Trustee of Monterey Institute for International Studies (educational organization)
Trustee (since 2002)               (since February 2000); Board Member of Middlebury College (educational
Age: 59                            organization) (since December 2005); Director of The California Endowment
                                   (philanthropic organization) (since April 2002); Director (February 2002-2005) and
                                   Chairman of Trustees (since 2006) of the Community Hospital of Monterey Peninsula;
                                   Director (October 1991-2005) and Vice Chairman (since 2006) of American Funds'
                                   Emerging Markets Growth Fund, Inc. (mutual fund); President of ARCO Investment
                                   Management Company (February 1991-April 2000); Member of the investment committees of The Rockefeller Foundation (since 2001) and The University of Michigan (since
                                   2000); Advisor at Credit Suisse First Boston's Sprout venture capital unit (venture capital fund) (1994-January 2005); Trustee of MassMutual Institutional Funds
                                   (investment company) (1996-June 2004); Trustee of MML Series Investment Fund
                                   (investment company) (April 1989-June 2004); Member of the investment committee of
                                   Hartford Hospital (2000-2003); and Advisor to Unilever (Holland) pension fund
                                   (2000-2003). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,                  Director of Jones International University (educational organization) (since August
Trustee (since 2002)               2005); Chairman, Chief Executive Officer and Director of Steele Street State Bank
Age: 61                            (commercial banking) (since August 2003); Director of Colorado UpLIFT (charitable organization) (since 1986); Trustee of the Gallagher Family Foundation (non-profit organization) (since 2000); Former Chairman of U.S. Bank-Colorado (subsidiary of
                                   U.S. Bancorp and formerly Colorado National Bank) (July 1996-April 1999); Director
                                   of Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of
                                   Jones Knowledge, Inc. (2001-July 2004); and Director of U.S. Exploration, Inc. (oil
                                   and gas exploration) (1997-February 2004). Oversees 38 portfolios in the
                                   OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,          Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds)
Trustee (since 2000)               (investment company) (since 1996) and MML Series Investment Fund (investment
Age: 64                            company) (since 1996); Trustee (since 1987) and Chairman (1994-2005) of the
                                   Investment Committee of the Worcester Polytech Institute (private university);
                                   President and Treasurer of the SIS Funds (private charitable fund) (since January
                                   1999); Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank) (commercial bank)
                                   (January 1999-July 1999); and Executive Vice President of Peoples Heritage
                                   Financial Group, Inc. (commercial bank) (January 1999-July 1999). Oversees 40 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                 THE ADDRESS OF MR. GRABISH IS 6803 S. TUCSON WAY, CENTENNIAL, COLORADO 80112-3924.
                                   MR. GRABISH SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT,
                                   DEATH OR REMOVAL. MR. GRABISH IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH
                                   A.G. EDWARDS & SONS, INC. WHICH SELLS SHARES OF THE TRUST.

RICHARD F. GRABISH,                Senior Vice President and Assistant Director of Sales and Marketing (since March
Trustee (since 2001)               1997), Director (since March 1987) and Manager of Private Client Services (June
Age: 57                            1985-June 2005) of A.G. Edwards & Sons, Inc. (broker/dealer and investment


                        20 | CENTENNIAL GOVERNMENT TRUST

RICHARD F. GRABISH,                firm); Chairman and Chief Executive Officer of A.G. Edwards Trust Company, FSB
Continued                          (since March 2001); President and Vice Chairman of A.G. Edwards Trust Company, FSB
                                   (investment adviser) (April 1987-March 2001); President of A.G. Edwards Trust
                                   Company, FSB (investment adviser) (since June 2005). Oversees 5 portfolios in the
                                   OppenheimerFunds complex.

--------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                 THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
AND OFFICER                        FLOOR, NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN
                                   INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN
                                   OFFICER FOR AN INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR
                                   REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH
                                   OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                    Chairman, Chief Executive Officer and Director (since June 2001) and President
Trustee, President and             (since September 2000) of OppenheimerFunds, Inc.; President and director or trustee
Principal Executive Officer        of other Oppenheimer funds; President and Director of OAC and of Oppenheimer
(since 2001)                       Partnership Holdings, Inc. (holding company subsidiary of OppenheimerFunds, Inc.)
Age: 57                            (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of
                                   OppenheimerFunds, Inc.) (since November 2001); Chairman and Director of Shareholder
                                   Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of OppenheimerFunds, Inc.) (since July 2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by
                                   OppenheimerFunds, Inc.) (since July 2001); Director of the following investment advisory subsidiaries of OppenheimerFunds, Inc.: the Manager, OFI Institutional
                                   Asset Management, Inc., Trinity Investment Management Corporation and Tremont
                                   Capital Management, Inc. (since November 2001), HarbourView Asset Management
                                   Corporation and OFI Private Investments, Inc. (since July 2001); President (since
                                   November 2001) and Director (since July 2001) of Oppenheimer Real Asset Management,
                                   Inc.; Executive Vice President of Massachusetts Mutual Life Insurance Company
                                   (OAC's parent company) (since February 1997); Director of DLB Acquisition
                                   Corporation (holding company parent of Babson Capital Management LLC) (since June
                                   1995); Member of the Investment Company Institute's Board of Governors (since
                                   October 3, 2003); Chief Operating Officer of OppenheimerFunds, Inc. (September
                                   2000-June 2001); President and Trustee of MML Series Investment Fund and MassMutual
                                   Select Funds (open-end investment companies) (November 1999-November 2001);
                                   Director of C.M. Life Insurance Company (September 1999-August 2000); President,
                                   Chief Executive Officer and Director of MML Bay State Life Insurance Company
                                   (September 1999-August 2000); Director of Emerald Isle Bancorp and Hibernia Savings
                                   Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998).
                                   Oversees 86 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS                     THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MR. ZACK, TWO
OF THE TRUST                       WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW YORK 10281-1008, FOR MS.
                                   WOLF AND MESSRS. WEISS, VANDEHEY AND WIXTED, 6803 S. TUCSON WAY, CENTENNIAL,
                                   COLORADO 80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER
                                   RESIGNATION, RETIREMENT DEATH OR REMOVAL.

CAROL E. WOLF,                     Senior Vice President of OppenheimerFunds, Inc. (since June 2000) and of
Vice President and Portfolio       HarbourView Asset Management Corporation (since 6/39/03); Vice President of the
Manager (since 1987)               Manager (since August 2004); an officer of 6 portfolios in the OppenheimerFunds
Age: 54                            complex. Formerly Vice President of OppenheimerFunds, Inc. (June 1990-June 2000).


                        21 | CENTENNIAL GOVERNMENT TRUST

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BARRY D. WEISS,                    Vice President of OppenheimerFunds, Inc. (since July 2001) and of HarbourView Asset
Vice President and Portfolio       Management Corporation (since June 2003); Vice President of the Manager (since
Manager (since 2001)               August 2004); an officer of 6 portfolios in the OppenheimerFunds complex. Formerly
Age: 42                            Assistant Vice President and Senior Credit Analyst of the Manager (February
                                   2000-June 2001). Prior to joining the Manager in February 2000, he was Associate
                                   Director, Structured Finance, Fitch IBCA Inc. (April 1998-February 2000).

MARK S. VANDEHEY,                  Senior Vice President and Chief Compliance Officer of OppenheimerFunds, Inc. (since
Vice President and Chief           March 2004); Vice President of the Manager, OppenheimerFunds Distributor, Inc., and
Compliance Officer                 Shareholder Services, Inc. (since June 1983); Vice President and Director of
(since 2004)                       Internal Audit of OppenheimerFunds, Inc. (1997-February 2004). An officer of 86
Age: 55                            portfolios in the Oppenheimer funds complex.

BRIAN W. WIXTED,                   Senior Vice President and Treasurer of OppenheimerFunds, Inc. (since March 1999);
Treasurer and Principal            Treasurer of the following: Shareholder Services, Inc., HarbourView Asset
Financial and Accounting           Management Corporation, Shareholder Financial Services, Inc., Oppenheimer Real
Officer (since 1999)               Asset Management Corporation, and Oppenheimer Partnership Holdings, Inc. (since
Age: 46                            March 1999), OFI Private Investments, Inc. (since March 2000), OppenheimerFunds
                                   International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional
                                   Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program
                                   (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company
                                   (trust company subsidiary of OppenheimerFunds, Inc.) (since May 2000); Assistant
                                   Treasurer of OAC (since March 1999); and Assistant Treasurer of the Manager and
                                   Distributor (March 1999-October 2003) and OppenheimerFunds Legacy Program (April
                                   2000-June 2003); Principal and Chief Operating Officer of Bankers Trust
                                   Company-Mutual Fund Services Division (March 1995-March 1999). An officer of 86 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                    Executive Vice President (since January 2004) and General Counsel (since March
Vice President and Secretary       2002) of OppenheimerFunds, Inc.; General Counsel of the Manager and Distributor
(since 2001)                       (since December 2001); General Counsel and Director of OppenheimerFunds
Age: 58                            Distributor, Inc. (since December 2001); Senior Vice President, General Counsel and
                                   Director of the Transfer Agent, Shareholder Financial Services, Inc., OFI Private
                                   Investments, Inc. and OFI Trust Company (since November 2001); Senior Vice
                                   President and General Counsel of HarbourView Asset Management Corporation (since
                                   December 2001); Secretary and General Counsel of OAC (since November 2001);
                                   Assistant Secretary (since September 1997) and Director (since November 2001) of
                                   OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and
                                   Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001); Vice President of
                                   OppenheimerFunds Legacy Program (since June 2003); Senior Vice President and
                                   General Counsel of OFI Institutional Asset Management, Inc. (since November 2001);
                                   Director of OppenheimerFunds (Asia) Limited (since December 2003); Senior Vice
                                   President (May 1985-December 2003), Acting General Counsel (November 2001-February
                                   2002) and Associate General Counsel (May 1981-October 2001) of OppenheimerFunds,
                                   Inc.; Assistant Secretary of the following: the Transfer Agent (May 1985-November
                                   2001), Shareholder Financial Services, Inc. (November 1989-November 2001), and
                                   OppenheimerFunds International Ltd. (September 1997-November 2001). An officer of
                                   86 portfolios in the OppenheimerFunds complex.

THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE TRUST'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.


                        22 | CENTENNIAL GOVERNMENT TRUST



ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, are audit committee financial experts and that Messrs. Cameron and Bowen are "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $24,000 in fiscal 2006 and $23,000 in fiscal 2005.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees for 2006 or 2005.

The principal accountant for the audit of the registrant's annual financial statements billed $21,500 for 2006 and no such fees for 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: Merger related consents and financial statement reviews.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2006 and fiscal 2005.

The principal accountant for the audit of the registrant's annual financial statements billed $1,600 in fiscal 2006 and no such fees in fiscal 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $23,100 in fiscal 2006 and no such fees in 2005 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Exhibit attached hereto.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial Government Trust


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 08/08/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 08/08/2006


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 08/08/2006